Goodwill	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Goodwill
15.	GOODWILL

Goodwill was recorded on the Company’s acquisition of Curis Resources Ltd. (“Curis”) in 2014. Curis is a mineral exploration and development company whose principal asset is the Florence Copper Project, an in-situ copper recovery and solvent extraction/electrowinning project located in central Arizona, USA. As at December 31, 2017, the carrying value of the goodwill decreased to $5,172 as a result of foreign currency translation.